COMMITMENTS	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
COMMITMENTS [Text Block]
12.	COMMITMENTS

To acquire certain mineral property interests as per Note 4, the Company must make optional acquisition expenditures in order to satisfy the terms of existing option agreements, failing which the rights to such mineral properties will revert back to the property vendors.